Provisions (Tables)	12 Months Ended
Mar. 31, 2022
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Movements by Class of Provisions
The following table presents movements by class of provisions for the fiscal years ended March 31, 2022 and 2021.

	Provision for interest repayment	Other provisions	Total

	(In millions)
Balance at April 1, 2020	¥143,429	¥56,624	¥200,053
Additional provisions	39,000	34,374	73,374
Amounts used	(40,572)	(8,418)	(48,990)
Unused amounts reversed	(559)	(27)	(586)
Amortization of discount and effect of change in discount rate	(97)	147	50
Others	—	373	373

Balance at March 31, 2021	141,201	83,073	224,274

Additional provisions	32,000	20,725	52,725
Amounts used	(37,674)	(10,648)	(48,322)
Unused amounts reversed	—	(655)	(655)
Amortization of discount and effect of change in discount rate	(404)	145	(259)
Others	—	21	21

Balance at March 31, 2022	¥135,123	¥92,661	¥227,784